Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant unobservable inputs (Level 3) to determine fair value
Unrealized gain (loss) on future policy benefits and claims	$ (638)	$ (157)
Unrealized gain (loss) on derivatives	264	145
Unrealized gain (loss) on derivatives liability	(10)	(4)
Unrealized gain (loss) on other investments	(1)	(2)
Fair value of fixed maturity securities that were determined using non binding broker quotes	50,280	43,700
Fixed Maturity Securities Held At Fair Value [Member]
Significant unobservable inputs (Level 3) to determine fair value
Fair value of fixed maturity securities that were determined using non binding broker quotes	$ 721,000	$ 1,000